Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 — COMMITMENTS AND CONTINGENCIES

Registration Rights Agreement (Founder Shares)

The holders of the Founder Shares and the Private Placement Units and warrants that may be issued upon conversion of Private Notes Payable (and any shares of common stock issuable upon the exercise of the Private Placement Units or warrants issued upon conversion of the working capital loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed on or before the date of the prospectus for the Initial Public Offering. The holders of these securities are entitled to make up to three demands in the case of the founder shares, excluding short form registration demands, and one demand in the case of the private placement warrants, the working capital loan warrants and, in each case, the underlying shares that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. In the case of the private placement warrants, representative shares issued to EF Hutton, the demand registration rights provided will not be exercisable for longer than five years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(iv) and the piggyback registration right provided will not be exercisable for longer than seven years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(v). The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Contingencies

The Company is a party to various legal actions arising in the ordinary course of its businesses. In accordance with ASC 450, Contingencies, the Company accrues reserves for outstanding lawsuits, claims and proceedings when a loss contingency is probable and can be reasonably estimated. The Company estimates the amount of loss contingencies using current available information from legal proceedings, advice from legal counsel and available insurance coverage. Due to the inherent subjectivity of the assessments and unpredictability of the outcomes of the legal proceedings, any amounts accrued or included in this aggregate amount may not represent the ultimate loss to the Company from the legal proceedings in question. Thus, the Company’s exposure and ultimate losses may be higher, and possibly significantly more, than the amounts accrued.

As of June 30, 2026, the Company has accrued approximately $1.75 million related to various employment disputes which were acquired as part of the fiscal year 2023 acquisition, which is included in “Accrued liabilities and other” in the accompanying consolidated balance sheet.

Environmental

From time to time, and in the ordinary course of business, the Company may be subject to certain environmental liabilities. Environmental expenditures that relate to an existing condition caused by past operations and have no future economic benefits are expensed. Environmental expenditures that extend the life of the related property or mitigate or prevent future environmental contamination are capitalized. Liabilities for expenditures that will not qualify for capitalization are recorded when environmental assessment and/or remediation is probable, and the costs can be reasonably estimated. Such liabilities are undiscounted unless the timing of cash payments for the liability is fixed or reliably determinable. Environmental liabilities normally involve estimates that are subject to revision until settlement or remediation occurs.

As of June 30, 2026 and December 31, 2025, the Company had recorded an environmental remediation liability of $675,000 relating to an oil spill at one of the Company’s producing sites in fiscal year 2017 which is recorded in other liabilities in the consolidated balance sheets. The producing site was subsequently sold in 2019 and the Predecessor indemnified the purchaser for the remediation costs. Management based the remediation liability on the undiscounted cost received from third-party quotes to remediate the spill. As of June 30, 2026, the Company does not believe that remediation will be required within the next five years.

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Registration Rights Agreement (Founder Shares)

The holders of the Founder Shares and the Private Placement Units and warrants that may be issued upon conversion of Private Notes Payable (and any shares of common stock issuable upon the exercise of the Private Placement Units or warrants issued upon conversion of the working capital loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed on or before the date of the prospectus for the Initial Public Offering. The holders of these securities are entitled to make up to three demands in the case of the founder shares, excluding short form registration demands, and one demand in the case of the private placement warrants, the working capital loan warrants and, in each case, the underlying shares that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. In the case of the private placement warrants, representative shares issued to EF Hutton, the demand registration rights provided will not be exercisable for longer than five years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(iv) and the piggyback registration right provided will not be exercisable for longer than seven years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(v). The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Contingencies

The Company is a party to various legal actions arising in the ordinary course of its businesses. In accordance with ASC 450, Contingencies, the Company accrues reserves for outstanding lawsuits, claims and proceedings when a loss contingency is probable and can be reasonably estimated. The Company estimates the amount of loss contingencies using current available information from legal proceedings, advice from legal counsel and available insurance coverage. Due to the inherent subjectivity of the assessments and unpredictability of the outcomes of the legal proceedings, any amounts accrued or included in this aggregate amount may not represent the ultimate loss to the Company from the legal proceedings in question. Thus, the Company’s exposure and ultimate losses may be higher, and possibly significantly more, than the amounts accrued.

As of December 31, 2025, the Company has accrued approximately $1.75 million related to various employment disputes which were acquired as part of the fiscal year 2023 acquisition, which is included in “Accrued liabilities and other” in the accompanying consolidated balance sheet. During the year ended December 31, 2025, we recorded an additional $1.5 million in expense, which is included in “General and Administrative” expenses in the accompanying consolidated statement of operations as a result of changes in estimates.

Environmental

From time to time, and in the ordinary course of business, the Company may be subject to certain environmental liabilities. Environmental expenditures that relate to an existing condition caused by past operations and have no future economic benefits are expensed. Environmental expenditures that extend the life of the related property or mitigate or prevent future environmental contamination are capitalized. Liabilities for expenditures that will not qualify for capitalization are recorded when environmental assessment and/or remediation is probable, and the costs can be reasonably estimated. Such liabilities are undiscounted unless the timing of cash payments for the liability is fixed or reliably determinable. Environmental liabilities normally involve estimates that are subject to revision until settlement or remediation occurs.

As of December 31, 2025 and 2024, the Company has an environmental remediation liability of $675,000 recognized on its consolidated balance sheet relating to an oil spill at one of the producing sites in fiscal year 2017 which is recorded in other liabilities in the consolidated balance sheets. The producing site was subsequently sold in 2019 remediation costs were indemnified to the purchaser. Management based the remediation liability on the undiscounted cost received from third- party quotes to remediate the spill. As of December 31, 2025, the Company does not believe it is likely remediation will be required in the next five years.